As filed with the Securities and Exchange Commission on November 9, 2007

Securities Act File No. 33-14190
Investment Company Act File No. 811-5149

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  |X|
Pre-Effective Amendment No.  |_|
Post-Effective Amendment No. 36  |X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|
Amendment No. 38
(Check appropriate box or boxes)

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
(Exact Name of Registrant as Specified in Charter)

One Financial Center
Boston, Massachusetts 02111
(Address of Principal Executive Officer)
(617) 342-1600
(Registrant’s Telephone Number, including Area Code)

Barry F.X. Smith
One Financial Center
Boston, Massachusetts 02111
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):

|_|	immediately upon filing pursuant to paragraph (b)

|X|	on November 16, 2007 pursuant to paragraph (b)

|_|	60 days after filing pursuant to paragraph (a)(1)

|_|	on (date) pursuant to paragraph (a)(1)

|_|	75 days after filing pursuant to paragraph (a)(2)

|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

Explanatory Note

This Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until November 16, 2007, the effectiveness of the registration statement filed in Post-Effective Amendment No. 31 on July 16, 2007, pursuant to paragraph (a) of Rule 485 under the 1933 Act. The effectiveness of the registration statement was previously delayed in the Post-Effective Amendment No. 33 filed on September 28, 2007, pursuant to paragraph b(1)(iii) of Rule 485 under the 1933 Act; Post-Effective Amendment No. 34 filed on October 26, 2007, pursuant to paragraph b(1)(iii) of Rule 485 under the 1933 Act; and Post-Effective Amendment No. 35 filed on November 2, 2007, pursuant to paragraph b(1)(iii) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 36 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 31 and Part C of Post-Effective Amendment 32 and Post-Effective Amendment 35.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Suffolk and Commonwealth of Massachusetts, on the 8th day of November, 2007.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES (Registrant)

By:	/s/ DONALD C. BURKE (Donald C. Burke, President)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.
Signature	Title	Date
/s/ DONALD C. BURKE	President	November 8, 2007
(Donald C. Burke)

/s/ NEAL J. ANDREWS	Chief Financial Officer	November 8, 2007
(Neal J. Andrews)

/s/ JAY M. FIFE	Treasurer	November 8, 2007
(Jay M. Fife)

DAVID O. BEIM*	Trustee
(David O. Beim)

RONALD W. FORBES*	Trustee
(Ronald W. Forbes)

DR. MATINA HORNER*	Trustee
(Dr. Matina Horner)

RODNEY D. JOHNSON*	Trustee
(Rodney D. Johnson)

HERBERT I. LONDON*	Trustee
(Herbert I. London)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

JOSEPH P. PLATT, JR.*	Trustee
(Joseph P. Platt, Jr.)

ROBERT C. ROBB, JR.*	Trustee

(Robert C. Robb, Jr.)

TOBY ROSENBLATT*	Trustee
(Toby Rosenblatt)

KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

FREDERICK W. WINTER*	Trustee
(Frederick W. Winter)

RICHARD S. DAVIS*	Trustee
(Richard S. Davis)

HENRY GABBAY*	Trustee
(Henry Gabbay)

*By: /s/ DENIS R. MOLLEUR
(Denis R. Molleur, Attorney-in-Fact)		November 8, 2007
*	Power of Attorney, dated November 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 35.

SIGNATURES

Master Institutional Money Market Trust has duly caused this Registration Statement of Merrill Lynch Funds for Institutions Series to be signed on its behalf by the undersigned, duly authorized, in the County of Suffolk and Commonwealth of Massachusetts, on the 8th day of November, 2007.

MASTER INSTITUTIONAL MONEY MARKET LLC (Registrant)

By:	/s/ DONALD C. BURKE (Donald C. Burke, President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature	Title	Date
/s/ DONALD C. BURKE	President	November 8, 2007
(Donald C. Burke)

/s/ NEAL J. ANDREWS	Chief Financial Officer	November 8, 2007
(Neal J. Andrews)

/s/ JAY M. FIFE	Treasurer	November 8, 2007
(Jay M. Fife)

DAVID O. BEIM*	Director
(David O. Beim)

RONALD W. FORBES*	Director
(Ronald W. Forbes)

DR. MATINA HORNER*	Director
(Dr. Matina Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

HERBERT I. LONDON*	Director
(Herbert I. London)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT, JR.*	Director
(Joseph P. Platt, Jr.)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)
TOBY ROSENBLATT*	Director
(Toby Rosenblatt)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

FREDERICK W. WINTER*	Director
(Frederick W. Winter)

RICHARD S. DAVIS*	Director
(Richard S. Davis)

HENRY GABBAY*	Director
(Henry Gabbay)

*By: /s/ DENIS R. MOLLEUR
(Denis R. Molleur, Attorney-in-Fact)		November 8, 2007
*	Power of Attorney, dated November 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 35.